Note 19 - Voyage Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Disaggregation of Revenue [Table Text Block]
For the six-month period ended June 30, 2023
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Time charters	$406,917	$69,592	$15,963	$492,472
Voyage charters and Contracts of Affreightment	-	4,755	117,485	122,240
Total	$406,917	$74,347	$133,448	$614,712
For the six-month period ended June 30, 2024
	Container vessels segment	Dry bulk vessels segment	CBI	Total
Time charters	$427,323	$86,297	$43,125	$556,745
Voyage charters and Contracts of Affreightment	-	-	390,910	390,910
Voyage charters – related parties (Note 3(d))	-	-	31,776	31,776
Total	$427,323	$86,297	$465,811	$979,431